Consolidated Statements of Cash Flows (Parenthetical) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Net cash flows used in investing activities	[1]	₨ (18,256)	$ (242.7)	₨ (26,053)	₨ (18,066)
Paid towards hedging costs	[2]	32,827	435.4	3,786	26,397
Solar Green Bonds [Member]
Paid towards hedging costs		₨ 1,058	$ 14.0	1,305
Accounting Standards Update 2016-18 [Member]
Net cash flows used in investing activities				₨ 26,765	₨ 15,790

[1]	The Company adopted ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash effective April 1, 2018 with retrospective transition, which requires a statement of cash flows to present the change in restricted cash during the period as part of cash and cash equivalents and restate each prior reporting period presented. As a result, the Company no longer presents transfers between cash and restricted cash in the statement of cash flows. Cash used in investing activities prior to adoption of the ASU was INR 15,790 million and INR 26,765 million, for the year ended March 31, 2018 and 2019, respectively.
[2]	Includes INR Nil, INR 1,305 million and INR 1,058 million (US$ 14.0 million) paid towards hedging costs for Solar Green Bonds for the year ended March 31, 2018, 2019, and 2020, respectively